Premises and Equipment	12 Months Ended
Dec. 31, 2010
Premises and Equipment
9.	Premises and Equipment

The following table summarizes the details of premises and equipment at December 31:

	2009		2010
	(in millions of Won)
Land	(Won)	1,087,321	(Won)	1,146,906
Buildings		1,019,383		1,052,922
Equipment and furniture		1,120,108		1,001,200
Capitalized software costs		618,835		642,274
Leasehold improvements		246,265		310,569
Construction in progress		2,380		23
Operating lease assets		75,197		52,855

Total premises and equipment, gross		4,169,489		4,206,749
Less: Accumulated depreciation and amortization		(1,732,475)		(1,839,385)

Total premises and equipment, net	(Won)	2,437,014	(Won)	2,367,364

Depreciation expense on buildings, equipment and furniture, leasehold improvements and operating lease assets amounted to (Won)245,184 million, (Won)211,465 million and (Won)178,567 million, and amortization expense on capitalized software costs amounted to (Won)122,922 million, (Won)90,382 million and (Won)141,028 million for the years ended December 31, 2008, 2009 and 2010, respectively. Accumulated depreciation on operating lease assets at December 31, 2009 and 2010 were (Won)32,717 million and (Won)26,921 million, respectively.